SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - Freight App Inc [Member] - HKD ($)	Dec. 31, 2021	Dec. 31, 2020	May 19, 2020
Short-Term Debt [Line Items]
Convertible notes payable	$ 2,650,000		$ 10,726,543
Less: unamortized discount	(2,203,226)
Convertible note payable, net	7,857,579
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable	7,613,292	4,004,421
Accrued interest	356,238	43,842
Less: unamortized deferred financing costs	(19,158)	(44,154)
Less: unamortized discount	(92,793)	(213,897)
Convertible note payable, net	$ 7,857,579	$ 3,790,212